UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - Suite 303
                Summit, NJ 07901

Form 13F File Number:   028-12702
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ               11/12/08
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            21
                                          -----------------
Form 13F Information Table Value Total:   $     87,279
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 09/30/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     2717   216659 SH       SOLE                   216659        0        0
AMBASSADORS GROUP INC          COM              023177108     2558   160800 SH       SOLE                   160800        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6413   150000 SH       SOLE                   150000        0        0
BIDZ COM INC                   COM              08883T200     1046   120800 SH       SOLE                   120800        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1750    50000 SH       SOLE                    50000        0        0
COMCAST CORP NEW CL A          COM              20030N101     5471   278684 SH       SOLE                   278684        0        0
DST SYS INC DEL                COM              233326107     6999   125000 SH       SOLE                   125000        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101     3720    38212 SH       SOLE                    38212        0        0
FASTENAL CO                    COM              311900104     4445    90000 SH       SOLE                    90000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2560    20000 SH       SOLE                    20000        0        0
HOME DEPOT INC                 COM              437076102     6473   250000 SH       SOLE                   250000        0        0
JOHNSON & JOHNSON              COM              478160104     9353   135000 SH       SOLE                   135000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103      561    88333 SH       SOLE                    88333        0        0
LAMAR ADVERTISING CO CL A      COM              512815101     4634   150000 SH       SOLE                   150000        0        0
LEGG MASON INC                 COM              524901105     5214   137000 SH       SOLE                   137000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     5039    45000 SH       SOLE                    45000        0        0
MERRILL LYNCH & CO INC         COM              590188108     1771    70000 SH       SOLE                    70000        0        0
REIS INC                       COM              75936P105      212    35297 SH       SOLE                    35297        0        0
STURM RUGER & CO INC           COM              864159108     5720   824181 SH       SOLE                   824181        0        0
TIME WARNER INC                COM              887317105     1639   125000 SH       SOLE                   125000        0        0
WAL MART STORES INC            COM              931142103     8984   150000 SH       SOLE                   150000        0        0

